Restructuring Expenses - Schedule of Restructuring and Related Costs (Details) - Lease Liability [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Restructuring Cost And Reserve [Line Items]
Restructuring reserve balance	$ 820
Payments/Utilizations	(216)
Restructuring reserve balance	$ 604